Reinsurance Effect of Reinsurance on Premiums Written and Earned (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct premiums written	$ 75,893	$ 62,721	$ 52,336
Ceded written	(1,469)	(1,171)	(1,255)
Net premiums written	74,424	61,550	51,081
Direct premiums earned	72,169	59,881	50,650
Ceded earned	(1,370)	(1,216)	(1,409)
Net premiums earned	70,799	58,665	49,241
non regulated reinsurance plan
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written	(849)	(636)	(633)
Ceded earned	(751)	(671)	(734)
Regulated reinsurance plan
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written	(620)	(535)	(622)
Ceded earned	$ (619)	$ (545)	$ (675)